UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
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Institutional Investment Manager Filing this Report:

Name:      Daniel B. Zwirn
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Address:   c/o D.B. Zwirn & Co., L.P.
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           745 Fifth Avenue, 18th Floor
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           New York, New York 10151
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Form 13F File Number:  028-11236

Form 13F filing for the above referenced File Number was erroneously filed under an incorrect CIK number. Please disregard the filing represented by Accession Number 0000902664-05-000677 and refer to the correct filing under Accession Number 0000902664-05-000716.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel B. Zwirn
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Title:     n/a
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Phone:     (646) 720-9100
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Signature, Place, and Date of Signing:

     /s/ Daniel B. Zwirn           New York, New York      February 16, 2005
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